SEMI-ANNUAL
                                FINANCIAL REPORT


                           STI CLASSIC VARIABLE TRUST

                                  JUNE 30, 2001











                                   [LOGO OMITTED]

Dear STI Classic Variable Trust Shareholders:

The following 2001 Semi-Annual Financial Report provides you a detailed summary of each of the STI Classic Variable Trust Funds. The STI Classic Variable Trust Funds have presented investors the opportunity to invest in a variety of investment options since 1995. The eight STI Classic Variable Trust Funds have been developed specifically to meet the changing needs of today's investor. Each of these Funds offers an investment discipline that identifies a specific mix of risk and return. Together, the Funds complement one another, providing convenient access to different segments of the stock and bond markets. The equity funds cover the range of investment style from Small Cap to Mid-Cap to Large Cap stocks. Also, both Value and Growth investment styles are well represented in the fund menu. Finally, the Investment Grade Bond Fund invests in a blend of corporate and Government bonds and currently achieves a portfolio maturity in the intermediate (8 to 10 year) range.



------------------------------------------------------------------------------------------------------------------------------------
                                        STI CLASSIC VARIABLE TRUST (UNAUDITED)
                                     NET OF FEES PERFORMANCE AS OF JUNE 30, 2001
------------------------------------------------------------------------------------------------------------------------------------


                                           THREE                                         SINCE INCEPTION     INCEPTION
                                           MONTHS         ONE YEAR       TWO YEARS        (ANNUALIZED)         DATE
------------------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
       CAPITAL APPRECIATION FUND             6.79%         (4.47%)         (0.18%)            17.83%          10/2/95
------------------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
       GROWTH AND INCOME FUND                5.54%          0.35%            N/A               4.74%         12/30/99
------------------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
       INTERNATIONAL EQUITY FUND             1.21%        (16.83%)         (4.48%)             4.60%          11/7/96
------------------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
       MID-CAP EQUITY FUND                  18.13%         (8.94%)          3.79%             10.71%          10/2/95
------------------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
       QUALITY GROWTH STOCK FUND             3.81%        (20.93%)           N/A             (10.50%)        12/30/99
------------------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
       SMALL CAP VALUE EQUITY FUND          10.06%         34.49%          11.61%              2.80%         10/22/97
------------------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
       VALUE INCOME STOCK FUND               5.86%         19.30%          (2.12%)            11.99%          10/2/95
------------------------------------------------------------------------------------------------------------------------------------
   STI CLASSIC VARIABLE TRUST
       INVESTMENT GRADE BOND FUND            0.24%         11.70%           5.99%              5.93%          10/2/95
------------------------------------------------------------------------------------------------------------------------------------

RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RETURNS.

The STI Classic Variable Trust is a well-established family of mutual funds, nationally recognized for the diversity and quality of investment options that they provide. The adviser to the STI Classic Variable Trust, Trusco Capital Management, Inc., is committed to providing sound investment products to assist you in achieving reasonable long-term investment objectives.

We hope you will find the information on the following pages informative. It is intended to give you perspective on how our portfolio managers are investing your money. Thank you for your interest and participation in the STI Classic Variable Trust. We appreciate your business and will continue to work hard at providing quality investment returns.

                                            Sincerely,
                                            /s/Douglas S. Phillips

                                            Douglas S. Phillips, CFA
                                            President, Chief Investment Officer
                                            Trusco Capital Management

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.8%)
CAPITAL GOODS (12.6%)
   Boeing                              22,600      $ 1,257
   General Electric                    60,400        2,944
   Lockheed Martin                     50,400        1,867
   Thermo Electron*                    36,500          804
   Tyco International                  74,800        4,077
   United Technologies                 12,000          879
                                                   -------
                                                    11,828
                                                   -------
CONSUMER CYCLICALS (12.5%)
   Best Buy*                            9,900          629
   BJ's Wholesale Club*                28,400        1,513
   CVS                                 30,000        1,158
   Gannett                             21,500        1,417
   Jones Apparel Group*                28,000        1,210
   Liz Claiborne                       21,300        1,075
   Lowe's                              22,000        1,596
   McGraw-Hill                          9,400          622
   Talbots                             19,700          862
   Target                              29,900        1,034
   Viacom, Cl B*                       12,000          621
                                                   -------
                                                    11,737
                                                   -------
CONSUMER STAPLES (5.4%)
   Hershey Foods                       23,600        1,456
   Kroger*                             67,000        1,675
   Safeway*                            22,000        1,056
   Sysco                               31,900          866
                                                   -------
                                                     5,053
                                                   -------
ENERGY (7.3%)
   Anadarko Petroleum                  18,000          973
   Apache                              15,800          802
   Ensco International                 30,000          702
   Exxon Mobil                         22,200        1,939
   Halliburton                         30,000        1,068
   Tidewater                           16,800          633
   Transocean Sedco Forex              17,400          718
                                                   -------
                                                     6,835
                                                   -------
--------------------------------------------------------------------------------
                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCE (20.2%)
   ACE                                 17,000      $   664
   Aflac                               27,400          863
   AMBAC Financial Group               20,300        1,181
   American International Group        21,300        1,832
   Citigroup                           38,300        2,024
   Countrywide Credit Industry         34,200        1,569
   Fannie Mae                          13,200        1,124
   Fifth Third Bancorp                 10,800          649
   First Tennessee National            27,500          954
   Freddie Mac                         24,800        1,736
   Marsh & McLennan                     8,800          889
   MBNA                                32,000        1,054
   USA Education                       37,500        2,737
   Washington Mutual                   43,450        1,632
                                                   -------
                                                    18,908
                                                   -------
HEALTH CARE (15.7%)
   Baxter International                20,000          980
   Biomet                              28,200        1,355
   Cardinal Health                     24,000        1,656
   Health Management Associates,
     Cl A*                             55,000        1,157
   Johnson & Johnson                   31,000        1,550
   Pfizer                              53,500        2,143
   St. Jude Medical*                   18,900        1,134
   Tenet Healthcare*                   22,100        1,140
   UnitedHealth Group                  20,300        1,253
   Universal Health Services, Cl B*    29,000        1,319
   Wellpoint Health Networks*          10,300          971
                                                   -------
                                                    14,658
                                                   -------
SERVICES (3.2%)
   Cendant*                            98,000        1,911
   KPMG Consulting*                    19,300          296
   Omnicom Group                        9,300          800
                                                   -------
                                                     3,007
                                                   -------

--------------------------------------------------------------------------------
                                                                      UNAUDITED



--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (18.9%)
   Adobe Systems                       24,000      $ 1,128
   BMC Software*                       58,000        1,307
   Check Point Software Technologies*  14,000          708
   Citrix Systems*                     59,500        2,077
   Electronic Data Systems             26,600        1,662
   EMC-Mass                            26,700          776
   Lexmark International*              31,000        2,085
   Micrel*                             19,100          630
   Microchip Technology*               28,200          943
   Microsoft*                          54,550        3,982
   Parametric Technology*              57,200          800
   Sungard Data Systems*               54,000        1,621
                                                   -------
                                                    17,719
                                                   -------
Total Common Stocks
     (Cost $74,767)                                 89,745
                                                   -------
REPURCHASE AGREEMENT (3.8%)
   Morgan Stanley Dean Witter
     4.010%, dated 06/29/01,
     matures 07/02/01, repurchase
     price $3,535,038 (collateralized
     by U.S. Treasury Note: market
     value $3,605,005)                 $3,534        3,534
                                                   -------
Total Repurchase Agreement
     (Cost $3,534)                                   3,534
                                                   -------
Total Investments (99.6%)
   (Cost $78,301)                                   93,279
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (0.4%)               384
                                                   -------


--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,760,839 outstanding
     shares of beneficial interest                 $68,534
   Undistributed net investment income                  22
   Accumulated net realized gain
     on investments                                 10,129
   Net unrealized appreciation
     on investments                                 14,978
                                                   -------
Total Net Assets (100.0%)                          $93,663
                                                   =======
Net Asset Value, Offering and
   Redemption Price Per Share                       $19.67
                                                   =======
* NON-INCOME PRODUCING SECURITY
CL -- CLASS

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (86.4%)
BASIC MATERIALS (2.2%)
   International Paper                  2,000      $    71
                                                   -------
CAPITAL GOODS (8.5%)
   Boeing                                 900           50
   Cooper Industries                    1,000           40
   General Electric                       500           24
   Illinois Tool Works                    500           32
   Ingersoll-Rand                       1,000           41
   Lockheed Martin                      1,200           44
   Textron                                800           44
                                                   -------
                                                       275
                                                   -------
COMMUNICATION SERVICES (6.0%)
   AT&T                                 2,500           55
   SBC Communications                   1,000           40
   Verizon Communications               1,000           54
   WorldCom*                            3,000           43
   WorldCom - MCI Group*                  120            2
                                                   -------
                                                       194
                                                   -------
CONSUMER CYCLICALS (12.2%)
   AOL Time Warner*                       800           42
   Brunswick                            2,000           48
   Circuit City Stores                  3,000           54
   Gannett                                500           33
   Hasbro                               1,000           14
   Johnson Controls                     1,000           73
   Lennar                               1,000           42
   Target                               1,300           45
   Walt Disney                          1,500           43
                                                   -------
                                                       394
                                                   -------

--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (8.9%)
   H.J. Heinz                           1,500      $    61
   Hershey Foods                          750           46
   McCormick                            1,500           63
   Procter & Gamble                       500           32
   Quaker Oats                            400           37
   Sara Lee                             2,500           47
                                                   -------
                                                       286
                                                   -------
ENERGY (4.9%)
   Conoco, Cl B                         1,300           38
   Exxon Mobil                            600           52
   Royal Dutch Petroleum, NY Shares       600           35
   Texaco                                 500           33
                                                   -------
                                                       158
                                                   -------
FINANCE (18.1%)
   American General                       500           23
   American International Group           500           43
   Bank One                             1,500           54
   Berkshire Hathaway, Cl B*               25           58
   Citigroup                            1,300           69
   Fannie Mae                             600           51
   Fifth Third Bancorp                  1,000           60
   Jefferson-Pilot                      1,000           48
   Merrill Lynch                          500           30
   MGIC Investment                        500           36
   Sovereign Bancorp                    4,000           52
   Wells Fargo                          1,300           60
                                                   -------
                                                       584
                                                   -------
HEALTH CARE (8.6%)
   Abbott Laboratories                  1,200           58
   Johnson & Johnson                    1,480           74
   Merck                                1,000           64
   Watson Pharmaceuticals*              1,300           80
                                                   -------
                                                       276
                                                   -------
4

--------------------------------------------------------------------------------
                                                                      UNAUDITED



--------------------------------------------------------------------------------
                                       SHARES/FACE
                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (14.2%)
   Cisco Systems*                         600      $    11
   Compaq Computer                      2,500           39
   Computer Associates International    2,500           90
   EMC-Mass                               500           15
   Hewlett-Packard                        600           17
   Intel                                1,500           44
   International Business Machines        500           57
   Lucent Technologies                  3,000           19
   Microsoft*                           1,000           73
   Motorola                             2,500           41
   Roxio*                                 246            3
   Sun Microsystems*                    2,000           31
   Tellabs*                             1,000           19
                                                   -------
                                                       459
                                                   -------
UTILITIES (2.8%)
   Duke Energy                          1,000           39
   Exelon                                 800           51
                                                   -------
                                                        90
                                                   -------
Total Common Stocks
     (Cost $2,739)                                   2,787
                                                   -------
REPURCHASE AGREEMENT (11.7%)
   Morgan Stanley Dean Witter
     3.500%, dated 06/29/01,
     matures 07/02/01, repurchase
     price $375,996 (collateralized
     by U.S. Treasury Note: market
     value $383,404)                     $376          376
                                                   -------
Total Repurchase Agreement
     (Cost $376)                                       376
                                                   -------
Total Investments (98.1%)
   (Cost $3,115)                                     3,163
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (1.9%)                61
                                                   -------
--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 303,152 outstanding
     shares of beneficial interest                 $3,236
   Accumulated net realized loss
     on investments                                   (60)
   Net unrealized appreciation
     on investments                                    48
                                                   ------
Total Net Assets (100.0%)                          $3,224
                                                   ======
Net Asset Value, Offering and
   Redemption Price Per Share                      $10.63
                                                   ======
* NON-INCOME PRODUCING SECURITY
CL -- CLASS

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (89.4%)
AUSTRALIA (2.6%)
   Lion Nathan                         15,900       $   35
   National Australia Bank              6,965          124
   Westpac Banking                     14,200          104
   Woolworths                           2,400           13
                                                    ------
                                                       276
                                                    ------
DENMARK (0.3%)
   Sophus Berendsen                     1,200           32
                                                    ------
FINLAND (0.8%)
   Nokia Oyj                            1,600           36
   Tietoenator Oyj                      2,100           47
                                                    ------
                                                        83
                                                    ------
FRANCE (10.8%)
   Alcatel                                900           19
   BNP Paribas                          1,900          165
   Cie de Saint-Gobain                    700           95
   Coflexip Stena Offshore              1,150          173
   ISIS                                   300           30
   Lafarge                              2,189          187
   Suez                                 3,500          113
   Technip                                990          126
   TotalFinaElf                         1,260          176
   Vivendi Universal                      900           52
                                                    ------
                                                     1,136
                                                    ------
GERMANY (6.8%)
   BASF                                 2,600          102
   Bayer                                3,100          121
   Bayerische Hypo-und Vereinsbank      1,200           59
   Bayerische Motoren Werke             3,200          105
   Buderus                              2,800           64
   Deutsche Bank                        1,000           71


--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
GERMANY -- CONTINUED
   Deutsche Post                        2,100       $   33
   FAG Kugelfischer Georg Schaefer     11,800           74
   Siemens                              1,500           91
                                                    ------
                                                       720
                                                    ------
HONG KONG (2.0%)
   China Mobile*                       19,500          103
   Esprit Holdings                     30,000           33
   Li & Fung                           41,900           69
                                                    ------
                                                       205
                                                    ------
IRELAND (0.0%)
   Bank of Ireland                        536            5
                                                    ------
ITALY (5.3%)
   Eni-Ente Nazionale Idrocarburi*     12,600          154
   IntesaBci*                          34,950          123
   Parmalat Finanziaria*               53,664          143
   Saipem*                             24,800          136
                                                    ------
                                                       556
                                                    ------
JAPAN (23.3%)
   Canon                                4,400          178
   Daiichi Pharmaceutical               5,000          116
   Daiwa Securities Group               6,000           63
   Fanuc                                  400           20
   Fast Retailing                         500           87
   Fuji Heavy Industries                  400            3
   Hitachi                              8,000           79
   Japan Tobacco                            5           35
   Kao                                    300            7
   KDDI                                    22          103
   Kirin Brewery                       11,200           95
   Kyocera                                900           79

--------------------------------------------------------------------------------
                                                                      UNAUDITED



--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   Matsushita Electric Industrial       4,000       $   63
   Minebea                              8,000           53
   Mitsubishi Heavy Industries         40,000          183
   Murata Manufacturing                   600           40
   NKK*                               100,000           99
   Olympus Optical                      4,000           64
   Promise                              1,700          140
   Ricoh                                4,000           86
   Seven - Eleven Japan                 1,000           39
   Sharp                               11,000          150
   Sony                                 2,100          138
   Sumitomo Chemical                   18,000           81
   Tokio Marine & Fire Insurance        7,000           65
   Toshiba                              9,000           48
   Toyota Motor                         5,000          176
   Yamada Denki                         1,300          106
   Yokowo                               5,000           56
                                                    ------
                                                     2,452
                                                    ------
NETHERLANDS (7.4%)
   ABN Amro Holding                     5,200           98
   Akzo Nobel                           2,300           97
   Fortis                               6,600          161
   IHC Caland                           2,905          146
   ING Groep*                           1,400           92
   United Services Group               10,945          189
                                                    ------
                                                       783
                                                    ------
NEW ZEALAND (0.9%)
   Auckland International Airport      37,200           57
   Telecom of New Zealand              15,767           36
                                                    ------
                                                        93
                                                    ------
NORWAY (1.4%)
   Norske Skogindustrier                2,800           42
   Petroleum Geo-Services ADR*          9,940          101
                                                    ------
                                                       143
                                                    ------
--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
SINGAPORE (0.7%)
   Oversea-Chinese Banking             11,500       $   75
                                                    ------
SOUTH KOREA (0.2%)
   Hana Bank                            3,500           26
                                                    ------
SPAIN (5.3%)
   Aguas de Barcelona                   5,257           72
   Altadis                             10,400          148
   Banco Santander Central Hispano      7,500           68
   Sol Melia*                           9,500           84
   Telefonica*                          9,894          122
   Union Fenosa                         3,200           60
                                                    ------
                                                       554
                                                    ------
SWEDEN (2.1%)
   Sandvik                              7,000          141
   Swedish Match                        8,100           38
   Telefonaktiebolaget LM Ericsson      7,900           43
                                                    ------
                                                       222
                                                    ------
SWITZERLAND (1.2%)
   Novartis                             2,000           72
   Zurich Financial Services              174           59
                                                    ------
                                                       131
                                                    ------
UNITED KINGDOM (18.3%)
   AstraZeneca                          2,100           98
   Bank of Scotland                    10,700          121
   Boots                                9,900           84
   BP                                  22,000          181
   British Airways                     12,600           61
   British Telecommunications          22,690          143
   Diageo                              12,164          133
   GlaxoSmithKline                      7,900          222
   Hanson                              17,700          130
   Lloyds TSB Group                    10,945          110
   Prudential                           8,063           98
   Reckitt Benckiser                    9,762          141

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
   Royal Bank of Scotland Group         3,300       $   73
   Scottish Power                      15,000          110
   Unilever                             4,200           35
   Vodafone Group                      83,500          185
                                                    ------
                                                     1,925
                                                    ------
Total Foreign Common Stocks
     (Cost $9,944)                                   9,417
                                                    ------
Total Investments (89.4%)
   (Cost $9,944)                                    $9,417
                                                    ======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
At June 30, 2001, sector diversification of the Fund was as follows:

                                        % OF         VALUE
SECTOR DIVERSIFICATION               NET ASSETS     (000)
----------------------               ----------    --------
FOREIGN COMMON STOCKS
Automotive                                4.6%     $   485
Banking                                  11.6        1,222
Chemicals                                 3.8          401
Construction Materials                    5.7          602
Cosmetics & Toiletries                    1.4          148
Electronics                               6.2          655
Finance                                   3.4          363
Food, Beverage &Tobacco                   8.2          860
Health Care                               4.8          508
Hotels & Motels                           0.8           84
Insurance                                 3.0          314
Manufacturing                             5.0          529
Media                                     0.5           53
Metals                                    0.9           99
Office Equipment                          2.5          264
Paper & Paper Related Products            0.4           42
Petroleum & Fuel Products                 9.0          951
Photographic Equipment & Supplies         0.6           64
Retail                                    3.0          316
Services                                  2.1          221
Technology                                0.4           47
Telephones & Telecommunications           7.5          790
Transportation                            2.9          297
Wholesale                                 1.1          102
                                       ------      -------
TOTAL FOREIGN COMMON STOCKS              89.4        9,417
                                       ------      -------
TOTAL INVESTMENTS                        89.4        9,417
OTHER ASSETS AND LIABILITIES, NET        10.6        1,112
                                       ------      -------
TOTAL NET ASSETS                        100.0%     $10,529
                                       ======      =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     UNAUDITED


MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                        SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (85.3%)
BASIC MATERIALS (6.8%)
   Bowater                              6,000       $  268
   Cytec Industries*                    6,300          239
   HB Fuller                            4,300          215
   Lyondell Chemical                    3,400           52
   Potash of Saskatchewan               1,000           57
   Praxair                              4,500          211
   Stillwater Mining*                  18,000          526
                                                    ------
                                                     1,568
                                                    ------
CAPITAL GOODS (6.1%)
   ACT Manufacturing*                   5,300           58
   Optimal Robotics*                   19,650          747
   PerkinElmer                          1,400           39
   SPX*                                 4,500          563
                                                    ------
                                                     1,407
                                                    ------
COMMUNICATION SERVICES (4.3%)
   Commscope*                          10,100          237
   Dobson Communications, Cl A*         9,000          153
   Leap Wireless International*         5,900          179
   Sirius Satellite Radio*              1,100           13
   Western Wireless, Cl A*              9,100          391
   XM Satellite Radio Holdings, Cl A*   2,200           36
                                                    ------
                                                     1,009
                                                    ------
CONSUMER CYCLICALS (11.7%)
   Abercrombie & Fitch, Cl A*           5,700          254
   American Eagle Outfitters*           6,000          211
   Circuit City Stores                  7,900          142
   Emmis Communications, Cl A*          6,200          191
   Fluor                                1,300           59
   Hispanic Broadcasting*               6,500          186
   Jacobs Engineering Group*              900           59
   Knight Ridder                        1,900          113
   Men's Wearhouse*                    17,250          476
   Payless Shoesource*                  2,700          175
   Radio One, Cl D*                     9,000          198
--------------------------------------------------------------------------------
                                        SHARES   VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   RadioShack                           5,900       $  180
   Six Flags*                           8,700          183
   Tweeter Home Entertainment Group*    8,100          286
                                                    ------
                                                     2,713
                                                    ------
CONSUMER STAPLES (3.2%)
   Earthgrains                          5,800          151
   Sensient Technologies               15,500          318
   Suiza Foods*                         5,100          271
                                                    ------
                                                       740
                                                    ------
ENERGY (4.8%)
   BJ Services*                         2,600           74
   Bouygues Offshore ADR                  800           18
   Cooper Cameron*                        800           45
   Ensco International                  2,600           61
   Global Marine*                       3,400           63
   Marine Drilling*                     4,600           88
   Mitchell Energy & Development,
     Cl A                               1,600           74
   National-Oilwell*                    2,600           70
   Ocean Energy                        11,500          201
   Precision Drilling*                  6,700          209
   Santa Fe International               1,500           43
   Smith International*                 1,300           78
   Veritas DGC*                         3,100           86
                                                    ------
                                                     1,110
                                                    ------
FINANCE (14.1%)
   AG Edwards                           2,300          103
   Colonial Bancgroup                   5,600           81
   Conseco*                             6,700           91
   Hibernia, Cl A                      29,700          529
   M&T Bank                             1,800          136
   Marshall & Ilsley                    7,100          383
   North Fork Bancorporation           12,800          397
   Protective Life                      3,900          134
   Safeco                              12,600          372

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


MID-CAP EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
   SouthTrust                          23,400       $  608
   Sovereign Bancorp                   13,500          175
   Zions Bancorporation                 4,200          248
                                                    ------
                                                     3,257
                                                    ------
HEALTH CARE (15.5%)
   Affymetrix*                          2,000           44
   Barr Laboratories*                   4,300          303
   Cephalon*                            2,200          155
   Gilead Sciences*                     3,400          198
   Health Management Associates,
     Cl A*                             21,900          461
   Idec Pharmaceuticals*                2,000          135
   King Pharmaceuticals*               14,821          797
   Millennium Pharmaceuticals*          2,400           85
   Per-Se Technologies*                    25           --
   Protein Design Labs*                 2,800          243
   Province Healthcare*                 4,200          148
   Renal Care Group*                   19,000          625
   Sepracor*                            2,700          107
   Teva Pharmaceutical Industries ADR   4,500          280
                                                    ------
                                                     3,581
                                                    ------
TECHNOLOGY (16.7%)
   Aeroflex*                            5,100           54
   Antec*                               4,900           61
   Applied Micro Circuits*              1,600           28
   Cabot Microelectronics*              2,200          136
   Cadence Design Systems*              4,900           91
   Caliper Technologies*                5,800          122
   Cerner*                              3,100          130
   Citrix Systems*                      4,100          143
   Concurrent Computer*                47,300          331
   Cree*                                7,200          188
   Electronic Arts*                     1,200           69
   I-many*                              4,000           54
   Instinet Group*                        200            4
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
   Integrated Circuit Systems*          1,600        $  31
   Integrated Device Technology*        3,500          111
   Intuit*                              1,900           76
   J.D. Edwards*                        9,400          133
   LSI Logic*                           5,896          111
   QLogic*                              1,300           84
   Rational Software*                   6,000          168
   RF Micro Devices*                    3,100           84
   Sawtek*                             10,100          238
   Seachange International*            17,900          323
   Stratos Lightwave*                  14,700          191
   Symbol Technologies                 13,875          308
   Virata*                             14,400          171
   Waters*                              2,700           75
   Zoran*                              12,200          363
                                                    ------
                                                     3,878
                                                    ------
TRANSPORTATION (0.9%)
   Forward Air*                         7,300          219
                                                    ------
UTILITIES (1.2%)
   Equitable Resources                  8,400          280
                                                    ------
Total Common Stocks
     (Cost $17,766)                                 19,762
                                                    ------
PREFERRED STOCK (1.6%)
   Adelphia Communications*             2,800          366
                                                    ------
Total Preferred Stock
     (Cost $334)                                       366
                                                    ------
WARRANTS (0.0%)
   Per-Se Technologies, Expires 07/08/03*  34           --
                                                    ------
Total Warrants
     (Cost $0)                                          --
                                                    ------

--------------------------------------------------------------------------------
                                                                      UNAUDITED



--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (7.4%)
   ACT Manufacturing CV to 23.3100
     Shares, Callable 04/30/03 @ 103.5
     7.000%, 04/15/07                    $250       $  131
   Adelphia Communications CV to
     18.0213 Shares, Callable
     02/16/04 @ 100
     6.000%, 02/15/06                     185          179
   Adelphia Communications CV to
     22.8530 Shares, Callable
     05/03/21 @ 100
     3.250%, 05/01/21                      85           95
   Affymetrix CV to 16.2602 Shares,
     Callable 10/07/02 @ 102.5
     5.000%, 10/01/06                      80           58
   DR Horton CV to 17.4927 Shares,
     Callable 05/14/03 @ 55.97 (A)
     3.280%, 05/11/21                     250          132
   Human Genome Sciences CV to
     17.7778 Shares, Callable
     02/06/03 @ 102.5
     5.000%, 02/01/07                     335          426
   Lennar CV to 6.3892 Shares,
     Callable 04/06/06 @ 100 (A)
     5.191%, 04/04/21                     250           87
   Sepracor CV to 10.8249 Shares
     5.000%, 02/15/07                     400          269
   SPX CV to 4.8116 Shares,
     Callable 02/06/06 @ 100 (A) (B)
     2.769%, 02/06/21                     250          170
   XM Satellite Radio Holdings CV to
     81.7995 Shares, Callable
     03/03/04 @ 103.1
     7.750%, 03/01/06                     125          175
                                                    ------
Total Convertible Bonds
     (Cost $1,844)                                   1,722
                                                    ------
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.6%)
   Morgan Stanley Dean Witter
     3.900%, dated 06/29/01,
     matures 07/02/01, repurchase
     price $1,755,792 (collateralized
     by U.S. Treasury Notes: market
     value $1,799,289)                 $1,755     $ 1,755
                                                  -------
Total Repurchase Agreement
     (Cost $1,755)                                  1,755
                                                  -------
Total Investments (101.9%)
   (Cost $21,699)                                  23,605
                                                  -------
OTHER ASSETS AND LIABILITIES, NET (-1.9%)            (445)
                                                  -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,684,032 outstanding
     shares of beneficial interest                 18,399
   Undistributed net investment income                 11
   Accumulated net realized gain
     on investments                                 2,844
   Net unrealized appreciation
     on investments                                 1,906
                                                  -------
Total Net Assets (100.0%)                         $23,160
                                                  =======
Net Asset Value, Offering and
   Redemption Price Per Share                      $13.75
                                                  =======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
(A) ZERO COUPON BOND. THE RATE REPORTED IS THE EFFECTIVE YIELD
    AT TIME OF PURCHASE.
(B) PRIVATE PLACEMENT SECURITY


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


QUALITY GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.0%)
BASIC MATERIALS (2.5%)
   Alcoa                                  520     $    20
   E.I. Du Pont de Nemours                399          19
                                                  -------
                                                       39
                                                  -------
CAPITAL GOODS (10.9%)
   Boeing                                 285          16
   Colgate-Palmolive                      285          17
   General Electric                     1,208          59
   Honeywell International                114           4
   Minnesota Mining & Manufacturing       166          19
   Tyco International                     514          28
   United Technologies                    361          26
                                                  -------
                                                      169
                                                  -------
COMMUNICATION SERVICES (5.4%)
   AT&T                                   342           8
   BellSouth                              120           5
   Comcast, Cl A*                         114           5
   Nortel Networks                        282           3
   Qualcomm*                              117           7
   Qwest Communications International*    228           7
   SBC Communications                     383          15
   Verizon Communications                 399          21
   Viasat*                                554          13
                                                  -------
                                                       84
                                                  -------
CONSUMER CYCLICALS (11.6%)
   AOL Time Warner*                       605          32
   Best Buy*                              228          14
   Charlotte Russe Holding*               171           5
   Christopher & Banks*                   228           7
   Ford Motor                             490          12
   Harley-Davidson                        399          19
   Home Depot                             383          18
   Liz Claiborne                          342          17
   McDonald's                             205           6
   Target                                 171           6
   Walgreen                               254           9
   Wal-Mart Stores                        584          29
   Walt Disney                            171           5
                                                  -------
                                                      179
                                                  -------
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (6.0%)
   Anheuser-Busch                         114     $     5
   Coca-Cola                              429          19
   Pepsico                                228          10
   Philip Morris                          410          21
   Procter & Gamble                       228          15
   Sysco                                  798          22
                                                  -------
                                                       92
                                                  -------
ENERGY (6.6%)
   Apache                                 171           9
   Chevron                                287          26
   El Paso                                 80           4
   Exxon Mobil                            483          42
   Royal Dutch Petroleum, NY Shares       308          18
   Schlumberger                            57           3
                                                  -------
                                                      102
                                                  -------
FINANCE (17.9%)
   Allstate                               114           5
   American Express                       174           7
   American International Group           473          41
   Bank of America                        256          15
   Bank of New York                       285          14
   Bank One                               171           6
   Citigroup                              561          30
   Fannie Mae                             394          34
   Fifth Third Bancorp                     68           4
   FleetBoston Financial                  171           7
   Freddie Mac                            342          24
   Household International                228          15
   JP Morgan Chase                        229          10
   US Bancorp                             228           5
   USA Education                          285          21
   Washington Mutual                      741          28
   Wells Fargo                            247          11
                                                  -------
                                                      277
                                                  -------

--------------------------------------------------------------------------------
                                                                       UNAUDITED



--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (14.2%)
   Abbott Laboratories                    290     $    14
   American Home Products                 177          10
   Amgen*                                 171          10
   Biomet                                 399          19
   Bristol-Myers Squibb                   268          14
   Eli Lilly                              228          17
   Johnson & Johnson                      460          23
   Medtronic                              221          10
   Merck                                  239          15
   Pfizer                                 800          32
   Pharmacia                              228          10
   Schering-Plough                        277          10
   Tenet Healthcare*                      342          18
   UnitedHealth Group                     285          18
                                                  -------
                                                      220
                                                  -------
SERVICES (1.0%)
   Paychex                                394          16
                                                  -------
TECHNOLOGY (19.4%)
   Adobe Systems                          342          16
   Applied Materials*                     253          12
   Automatic Data Processing              228          11
   Catapult Communications*               205           5
   Cisco Systems*                       1,493          27
   Dell Computer*                         171           4
   EMC-Mass                               285           8
   Hewlett-Packard                        228           7
   Intel                                  878          26
   International Business Machines        205          23
   Linear Technology                      334          15
   Micrel*                                342          11
   Microchip Technology*                  342          11
   Microsoft*                             763          56
   Oracle*                                950          18
   SBS Technologies*                      331           6
   Sun Microsystems*                      664          10
   Texas Instruments                      239           8
   Veritas Software*                      342          23
   Zoran*                                 114           3
                                                  -------
                                                      300
                                                  -------
--------------------------------------------------------------------------------
                                      SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
UTILITIES (0.5%)
   Enron                                  137      $    7
                                                   ------
Total Common Stocks
     (Cost $1,530)                                  1,485
                                                   ------
REPURCHASE AGREEMENT (3.7%)
   Morgan Stanley Dean Witter
     3.500%, dated 06/29/01,
     matures 07/02/01, repurchase
     price $57,055 (collateralized by
     U.S. Treasury Bill: market
     value $58,179)                       $57          57
                                                   ------
Total Repurchase Agreement
     (Cost $57)                                        57
                                                   ------
Total Investments (99.7%)
   (Cost $1,587)                                    1,542
                                                   ------
OTHER ASSETS AND LIABILITIES, NET (0.3%)                5
                                                   ------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 183,198 outstanding
     shares of beneficial interest                  1,844
   Accumulated net realized loss
     on investments                                  (252)
   Net unrealized depreciation
     on investments                                   (45)
                                                   ------
Total Net Assets (100.0%)                          $1,547
                                                   ======
Net Asset Value, Offering and
   Redemption Price Per Share                       $8.45
                                                   ======
* NON-INCOME PRODUCING SECURITY
CL -- CLASS

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.4%)
BASIC MATERIALS (20.2%)
   Agnico-Eagle Mines                   7,500       $  64
   Arch Coal                            3,300          85
   Ball                                 3,200         152
   Carpenter Technology                 3,100          91
   Celanese                             6,100         134
   Homestake Mining                     8,800          68
   Intertape Polymer Group*             4,600          63
   Lennox International                 8,014          88
   Lesco                                7,600          91
   Louisiana-Pacific                    9,863         116
   LSI Industries                       7,300         171
   Olin                                 4,500          76
   Peabody Energy*                        400          13
   Pennzoil-Quaker State               29,800         334
   Sappi ADR                            2,400          22
   SKF ADR                              4,300          67
   Sociedad Quimica y Minera
     de Chile ADR                       4,900          96
   Texas Industries                     9,400         323
   USX-U.S. Steel Group                11,400         230
   Wausau-Mosinee Paper                 1,700          22
   Wellman                              5,300          95
   Worthington Industries               6,500          88
                                                   ------
                                                    2,489
                                                   ------
CAPITAL GOODS (20.7%)
   ABM Industries                       2,100          78
   Allete                               7,846         177
   AO Smith                             3,000          54
   Aptargroup                           2,200          71
   BHA Group Holdings                   4,500          61
   Briggs & Stratton                    2,100          88
   C&D Technologies                     3,000          93
   Chemed                               2,800         101
   Church & Dwight                     14,400         367
   Cummins                              2,400          93
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
   Falcon Products                      3,100      $   22
   Fedders                              2,100          11
   Fedders, Cl A                        8,000          35
   Milacron                             3,600          56
   National Service Industries          3,200          72
   Pioneer Standard Electronics         4,400          56
   Quixote                             10,900         311
   Roper Industries                     2,300          96
   RPM                                  9,000          83
   SPX*                                     1          --
   Standard Register                    3,700          68
   Tecumseh Products, Cl A              2,200         109
   Timken                               5,100          86
   Valspar                              3,500         124
   Western Resources                    5,200         112
   Woodhead Industries                  4,200          71
   York International                   1,800          63
                                                   ------
                                                    2,558
                                                   ------
COMMUNICATIONS EQUIPMENT (2.8%)
   Harris                              12,777         348
                                                   ------
CONSUMER CYCLICALS (9.7%)
   American Greetings, Cl A            15,700         173
   Bassett Furniture Industries         7,800          98
   Federal Signal                         700          16
   Harman International Industries      4,636         177
   Intrawest                            5,700         109
   Midas                                4,500          57
   Movado Group                         4,200          85
   PEP Boys                            13,900         156
   Phillips-Van Heusen                  8,800         127
   Spiegel, Cl A                       10,100          98
   Sturm Ruger                          5,500          54
   Wolverine World Wide                 2,900          52
                                                   ------
                                                    1,202
                                                   ------

--------------------------------------------------------------------------------
                                                                      UNAUDITED



--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (3.5%)
   Ingles Markets, Cl A                 9,500      $  117
   Interstate Bakeries                  8,200         131
   Sensient Technologies                8,920         183
                                                   ------
                                                      431
                                                   ------
ENERGY (2.2%)
   NUI                                    900          21
   Penn Virginia                        2,300          76
   Piedmont Natural Gas                 1,700          60
   UGI                                  4,000         108
                                                   ------
                                                      265
                                                   ------
FINANCE (17.6%)
   American Financial Group             4,500         136
   Annuity and Life Re                  1,000          36
   Banner                               3,600          79
   City National                        3,000         133
   CNA Surety                           6,700          94
   Colonial Bancgroup                  10,800         155
   Community First Bankshares           4,332         100
   Crawford, Cl A                         100           1
   FNB                                  3,700          99
   Glacier Bancorp                      7,374         140
   Horizon Financial                    4,625          49
   Klamath First Bancorp                7,600         112
   Mutual Risk Management               5,500          49
   Pacific Northwest Bancorp            3,400          85
   PXRE Group                           5,300         103
   Riggs National of Washington D.C.    5,900         100
   Scottish Annuity & Life Holdings    10,000         170
   Seacoast Banking                     3,200         112
   Student Loan                         1,400          98
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
   Washington Federal                   3,960      $   97
   West Coast Bancorp-Oregon            8,976         114
   White Mountains Insurance Group        200          75
   Wilmington Trust                       600          38
                                                   ------
                                                    2,175
                                                   ------
HEALTH CARE (6.6%)
   Alpharma, Cl A                      14,054         383
   Cambrex                              3,400         172
   Mentor                               9,100         259
                                                   ------
                                                      814
                                                   ------
SERVICES (3.7%)
   Pittston Brink's Group              20,700         461
                                                   ------
TECHNOLOGY (5.0%)
   Autodesk                            11,500         429
   Fair Isaac                           1,350          83
   Helix Technology                     3,300         101
                                                   ------
                                                      613
                                                   ------
TRANSPORTATION (5.4%)
   CHC Helicopter, Cl A                 1,600          21
   Gatx                                 5,500         221
   Knightsbridge Tankers                3,000          60
   Oshkosh Truck                        3,500         155
   Usfreightways                        3,700         109
   Wabash National                      8,500         103
                                                   ------
                                                      669
                                                   ------
Total Common Stocks
     (Cost $10,244)                                12,025
                                                   ------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


SMALL CAP VALUE EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.1%)
   Morgan Stanley Dean Witter
     3.500%, dated 06/29/01,
     matures 07/02/01, repurchase
     price $263,319 (collateralized by
     U.S. Treasury Note: market
     value $268,507)                     $263     $   263
                                                  -------
Total Repurchase Agreement
     (Cost $263)                                      263
                                                  -------
Total Investments (99.5%)
   (Cost $10,507)                                  12,288
                                                  -------
OTHER ASSETS AND LIABILITIES, NET (0.5%)               60
                                                  -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 1,173,655 outstanding
     shares of beneficial interest                 12,413
   Undistributed net investment income                 19
   Accumulated net realized loss
     on investments                                (1,865)
   Net unrealized appreciation
     on investments                                 1,781
                                                  -------
Total Net Assets (100.0%)                         $12,348
                                                  =======
Net Asset Value, Offering and
   Redemption Price Per Share                      $10.52
                                                  =======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED



VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.6%)
BASIC MATERIALS (5.7%)
   Alcoa                               16,700     $   658
   International Paper                 38,000       1,357
   Praxair                             13,500         634
   Rohm & Haas                         36,500       1,201
                                                  -------
                                                    3,850
                                                  -------
CAPITAL GOODS (14.8%)
   Avnet                               30,100         675
   Cooper Industries                   10,600         420
   Dover                               52,800       1,988
   Emerson Electric                     6,000         363
   General Dynamics                    10,000         778
   Ingersoll-Rand                      16,800         692
   Koninklijke Philips Electronics,
     NY Shares                         49,800       1,316
   Minnesota Mining &
     Manufacturing                      6,300         719
   PerkinElmer                         18,800         518
   Rockwell International               9,100         347
   Tyco International                  28,300       1,542
   W.W. Grainger                       14,600         601
                                                  -------
                                                    9,959
                                                  -------
COMMUNICATION SERVICES (8.5%)
   Alltel                              14,000         858
   CenturyTel                          21,800         661
   SBC Communications                  42,400       1,699
   Sprint (FON Group)                  30,600         654
   Verizon Communications              34,790       1,861
                                                  -------
                                                    5,733
                                                  -------
CONSUMER CYCLICALS (8.7%)
   Gannett                             16,800       1,107
   Gap                                 21,400         621
   Genuine Parts                       21,600         680
   Limited                             49,700         821
   Masco                               30,500         761
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   McGraw-Hill                         15,500     $ 1,025
   Nike, Cl B                           7,800         327
   Volvo ADR                           34,600         526
                                                  -------
                                                    5,868
                                                  -------
CONSUMER STAPLES (5.4%)
   Clorox                              25,300         856
   Kimberly-Clark                      23,900       1,336
   Pepsico                             31,800       1,406
                                                  -------
                                                    3,598
                                                  -------
ENERGY (13.1%)
   BP ADR                              35,900       1,790
   Conoco, Cl B                        53,772       1,554
   El Paso                             19,126       1,005
   Exxon Mobil                         26,700       2,332
   Phillips Petroleum                  19,400       1,106
   Texaco                              15,600       1,039
                                                  -------
                                                    8,826
                                                  -------
FINANCE (21.6%)
   Allstate                            23,400       1,029
   AMBAC Financial Group               12,600         733
   American Express                    24,500         951
   American General                    15,300         711
   Amsouth Bancorporation              35,704         660
   Bank of America                     11,200         672
   Chubb                               19,500       1,510
   Citigroup                           43,900       2,320
   FleetBoston Financial               26,629       1,050
   Jefferson-Pilot                     14,100         681
   JP Morgan Chase                     22,525       1,005
   Keycorp                             21,300         555
   Morgan Stanley Dean Witter          10,600         681
   PNC Financial Services Group        20,100       1,322
   Torchmark                           15,900         639
                                                  -------
                                                   14,519
                                                  -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


VALUE INCOME STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------
                                      SHARES/FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (7.5%)
   Baxter International                12,100     $   593
   Becton Dickinson                    21,400         766
   Johnson & Johnson                   28,500       1,425
   Pharmacia                           28,137       1,293
   Schering-Plough                     27,000         978
                                                  -------
                                                    5,055
                                                  -------
TECHNOLOGY (3.2%)
   Compaq Computer                     47,000         728
   Electronic Data Systems             11,400         712
   International Business Machines      6,100         689
                                                  -------
                                                    2,129
                                                  -------
UTILITIES (3.1%)
   Duke Energy                         24,200         944
   Scana                               19,090         542
   Williams                            18,600         613
                                                  -------
                                                    2,099
                                                  -------
Total Common Stocks
     (Cost $54,939)                                61,636
                                                  -------
REPURCHASE AGREEMENT (11.5%)
   Morgan Stanley Dean Witter
     4.010%, dated 06/29/01,
     matures 07/02/01, repurchase
     price $7,718,133 (collateralized
     by FHLMC obligations: market
     value $7,893,530)                 $7,716       7,716
                                                  -------
Total Repurchase Agreement
     (Cost $7,716)                                  7,716
                                                  -------
Total Investments (103.1%)
   (Cost $62,655)                                  69,352
                                                  -------
OTHER ASSETS AND LIABILITIES, NET (-3.1%)          (2,047)
                                                  -------
--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 5,133,596 outstanding
     shares of beneficial interest                $72,739
   Undistributed net investment income                215
   Accumulated net realized loss
     on investments                               (12,346)
   Net unrealized appreciation
     on investments                                 6,697
                                                  -------
Total Net Assets (100.0%)                         $67,305
                                                  =======
Net Asset Value, Offering and
   Redemption Price Per Share                      $13.11
                                                  =======
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                      UNAUDITED



INVESTMENT GRADE BOND FUND


--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (14.1%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                  $1,300     $ 1,514
     6.250%, 05/15/30                     925         981
                                                  -------
Total U.S. Treasury Obligations
     (Cost $2,435)                                  2,495
                                                  -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (9.7%)
   FHLMC
     5.750%, 03/15/09                     400         394
     5.250%, 02/15/04                     400         402
   FNMA
     7.125%, 01/15/30                     850         909
                                                  -------
Total U.S. Government Agency Obligations
     (Cost $1,616)                                  1,705
                                                  -------
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS (15.1%)
   GNMA
     8.500%, 04/15/31                   1,633       1,706
     7.000%, 12/15/28                     953         963
                                                  -------
Total U.S. Government Mortgage-Backed
     Obligations
     (Cost $2,667)                                  2,669
                                                  -------
CORPORATE OBLIGATIONS (53.0%)
CAPITAL GOODS (2.8%)
   Dover
     6.500%, 02/15/11                     200         198
   United Technologies
     6.350%, 03/01/11                     300         296
                                                  -------
                                                      494
                                                  -------
COMMUNICATION SERVICES (4.5%)
   SBC Communications
     6.250%, 03/15/11                     200         194
     5.750%, 05/02/06                     150         149
   WorldCom
     8.250%, 05/15/31                     200         196
     6.500%, 05/15/04                     250         250
                                                  -------
                                                      789
                                                  -------
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (7.6%)
Avon Products
     7.150%, 11/15/09                    $200      $  204
   Marriott International, Ser C
     7.875%, 09/15/09                     250         260
   May Department Stores
     7.900%, 10/15/07                     350         378
   Tribune
     7.450%, 10/15/09                     125         130
   Walt Disney, MTN
     5.500%, 12/29/06                     375         367
                                                  -------
                                                    1,339
                                                  -------
CONSUMER STAPLES (2.6%)
   Coca-Cola Enterprises
     8.500%, 02/01/22                     150         172
   Colgate-Palmolive, Ser D, MTN
     5.340%, 03/27/06                     250         246
   Philip Morris
     7.500%, 04/01/04                      50          52
                                                  -------
                                                      470
                                                  -------
FINANCE (14.6%)
   Boeing Capital
     5.650%, 05/15/06                     400         396
   Citigroup
     5.700%, 02/06/04                     350         350
   Countrywide Home Loan, Ser F, MTN
     6.510%, 02/11/05                     300         307
   Ford Credit
     6.875%, 02/01/06                     350         355
   General Motors Acceptance
     6.750%, 01/15/06                     300         305
   International Lease Finance,
     Ser C, MTN
     5.950%, 06/06/05                     350         351
   Washington Mutual Bank
     6.875%, 06/15/11                     325         323
   Wells Fargo Financial
     6.125%, 02/15/06                     200         201
                                                  -------
                                                    2,588
                                                  -------
HEALTH CARE (1.4%)
   Cardinal Health
     6.750%, 02/15/11                     250         253
                                                  -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001                              UNAUDITED


INVESTMENT GRADE BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
INSURANCE (7.9%)
   AON
     6.900%, 07/01/04                    $300     $   307
   Conseco
     8.750%, 02/09/04                     435         413
     6.800%, 06/15/05                     225         196
   ING Groep
     8.000%, 10/30/06                     280         300
   Provident
     7.000%, 07/15/18                     200         181
                                                  -------
                                                    1,397
                                                  -------
INVESTMENT BANKERS/BROKER DEALERS (6.0%)
   Donaldson, Lufkin & Jenrette, MTN
     6.150%, 05/04/04                     200         203
   Morgan Stanley Dean Witter
     6.750%, 04/15/11                     300         298
   Morgan Stanley Dean Witter,
     Ser C, MTN
     7.125%, 08/15/03                     300         311
   Salomon Smith Barney Holdings
     6.500%, 02/15/08                     250         249
                                                  -------
                                                    1,061
                                                  -------
OIL & GAS (0.8%)
   Texaco Capital
     5.500%, 01/15/09                     150         143
                                                  -------
TECHNOLOGY (1.6%)
   Computer Sciences
     7.500%, 08/08/05                     275         281
                                                  -------
UTILITIES (3.2%)
   National Rural Utilities
     7.375%, 02/10/03                     175         182
     6.000%, 05/15/06                     375         377
                                                  -------
                                                      559
                                                  -------
Total Corporate Obligations
     (Cost $9,331)                                  9,374
                                                  -------
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.7%)
   Morgan Stanley Dean Witter
     3.900%, dated 06/29/01,
     matures 07/02/01, repurchase
     price $1,181,668 (collateralized
     by U.S. Treasury Note: market
     value $1,212,270)                 $1,181     $ 1,181
                                                  -------
Total Repurchase Agreement
     (Cost $1,181)                                  1,181
                                                  -------
Total Investments (98.6%)
   (Cost $17,230)                                  17,424
                                                  -------
OTHER ASSETS AND LIABILITIES, NET (1.4%)              250
                                                  -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 1,777,417 outstanding
     shares of beneficial interest                 18,455
   Accumulated net realized loss
     on investments                                  (975)
   Net unrealized appreciation
     on investments                                   194
                                                  -------
Total Net Assets (100.0%)                         $17,674
                                                  =======
Net Asset Value, Offering and
   Redemption Price Per Share                       $9.94
                                                  =======
FHLMC -- FEDERAL HOME LOAN MORTGAGE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       This page intentionally left blank.


STATEMENT OF ASSETS AND LIABILITIES (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST JUNE 30, 2001                                                                      UNAUDITED


                                                                                                           INTERNATIONAL
                                                                                                              EQUITY
                                                                                                               FUND
                                                                                                          ---------------
Assets:
   Investments at Market Value (Cost $9,944) ......................................................          $ 9,417
   Cash ...........................................................................................              410
   Foreign Currency (Cost $529) ...................................................................              523
   Receivable for Investment Securities Sold ......................................................              198
   Receivable for Portfolio Shares Purchased ......................................................               19
   Accrued Income .................................................................................               49
                                                                                                             -------
       Total Assets ...............................................................................           10,616
                                                                                                             -------
Liabilities:
   Payable for Investment Securities Purchased ....................................................               42
   Payable for Portfolio Shares Redeemed ..........................................................               19
   Accrued Expenses ...............................................................................               24
   Other Liabilities ..............................................................................                2
                                                                                                             -------
       Total Liabilities ..........................................................................               87
                                                                                                             -------
       Total Net Assets ...........................................................................          $10,529
                                                                                                             =======
Net Assets:
   Fund shares of the Trust Shares (unlimited authorization -- no par value)
     based on 1,140,271 outstanding shares of beneficial interest .................................           12,287
   Undistributed net investment income ............................................................               17
   Accumulated net realized loss on investments ...................................................           (1,240)
   Net unrealized depreciation on foreign currency and translation of other
     assets and liabilities in foreign currency investments .......................................               (8)
   Net unrealized depreciation on investments .....................................................             (527)
                                                                                                             -------
       Total Net Assets (100%) ....................................................................          $10,529
                                                                                                             =======
Net Asset Value, Offering and Redemption Price Per Share ..........................................            $9.23
                                                                                                             =======











     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2001


                                                                                                                 QUALITY
                                                  CAPITAL          GROWTH      INTERNATIONAL    MID-CAP          GROWTH
                                                APPRECIATION     AND INCOME       EQUITY         EQUITY           STOCK
                                                    FUND            FUND           FUND           FUND            FUND
                                               --------------   ------------  --------------  -----------     ------------
Investment Income:
   Dividend Income ...........................    $   317           $ 16         $   157         $    62         $    8
   Interest Income ...........................        143              3               1              76              1
   Less: Foreign Taxes Withheld ..............         --             --             (15)             --             --
                                                  -------           ----         -------         -------         ------
       Total Investment Income ...............        460             19             143             138              9
                                                  -------           ----         -------         -------         ------
Expenses:
   Investment Advisory Fees ..................        547             11              68             127              7
   Administrator Fees ........................         31             31              37              31             31
   Custody Fees ..............................         26              1              11               6              1
   Transfer Agent Fees .......................         19              1               3               4             --
   Professional Fees .........................         24             --               4               5             --
   Trustee Fees ..............................          3             --              --               1             --
   Printing Expenses .........................         16             --               2               4             --
   Pricing Fees ..............................          1             --               6              --             --
   Insurance and Other Fees ..................          1              1              --              --              1
                                                  -------           ----         -------         -------         ------
   Total Expenses ............................        668             45             131             178             40
   Less: Investment Advisory
     Fees Waived .............................       (121)           (11)            (43)            (51)            (7)
   Less: Reimbursements from Adviser .........         --            (20)             --              --            (24)
                                                  -------           ----         -------         -------         ------
   Net Expenses ..............................        547             14              88             127              9
                                                  -------           ----         -------         -------         ------
   Net Investment Income (Loss) ..............        (87)             5              55              11             --
                                                  -------           ----         -------         -------         ------
   Net Realized Gain (Loss) on
     Securities Sold .........................      5,462            (57)           (788)           (438)          (213)
   Net Realized Loss on Foreign
     Currency Transactions ...................         --             --             (31)             --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ...........     (7,262)            15            (483)          1,115             20
   Net Change in Unrealized Depreciation
     on Foreign Currency and Translation
     of Other Assets and Liabilities
     in Foreign Currency .....................         --             --             (23)             --             --
                                                  -------           ----         -------         -------         ------
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency ....................     (1,800)           (42)         (1,325)            677           (193)
                                                  -------           ----         -------         -------         ------
Net Increase (Decrease) in Net Assets
   from Operations ...........................    $(1,887)          $(37)        $(1,270)        $   688         $ (193)
                                                  =======           ====         =======         =======         ======

STATEMENTS OF OPERATIONS (000)
-----------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2001               UNAUDITED


                                                    SMALL CAP       VALUE
                                                      VALUE         INCOME       INVESTMENT
                                                     EQUITY          STOCK          GRADE
                                                      FUND           FUND         BOND FUND
                                                   -----------     ---------     -----------
Investment Income:
   Dividend Income ..............................    $  139         $  607          $  --
   Interest Income ..............................         7            125            550
   Less: Foreign Taxes Withheld .................        --             --             --
                                                     ------         ------          -----
       Total Investment Income ..................       146            732            550
                                                     ------         ------          -----
Expenses:
   Investment Advisory Fees .....................        64            262             64
   Administrator Fees ...........................        31             31             31
   Custody Fees .................................         2             20              4
   Transfer Agent Fees ..........................         2             15              3
   Professional Fees ............................         2             19              4
   Trustee Fees .................................        --              3              1
   Printing Expenses ............................         1             12              3
   Pricing Fees .................................        --              1             --
   Insurance and Other Fees .....................         1              1             --
                                                     ------         ------          -----
   Total Expenses ...............................       103            364            110
   Less: Investment Advisory
     Fees Waived ................................       (36)           (53)           (45)
   Less: Reimbursements from Adviser ............        --             --             --
                                                     ------         ------          -----
   Net Expenses .................................        67            311             65
                                                     ------         ------          -----
   Net Investment Income (Loss) .................        79            421            485
                                                     ------         ------          -----
   Net Realized Gain (Loss) on
     Securities Sold ............................      (199)         2,289           (201)
   Net Realized Loss on Foreign
     Currency Transactions ......................        --             --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..............     1,809         (2,107)           634
   Net Change in Unrealized Depreciation
     on Foreign Currency and Translation
     of Other Assets and Liabilities
     in Foreign Currency ........................        --             --            --
                                                     ------         ------          -----
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency .......................     1,610            182            433
                                                     ------         ------          -----
Net Increase (Decrease) in Net Assets
   from Operations ..............................    $1,689         $  603          $ 918
                                                     ======         ======          =====
Amounts designated as "--" are either $0 or have been rounded to $0.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE SIX MONTH PERIOD ENDED JUNE 30 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2000


                                                   CAPITAL APPRECIATION         GROWTH AND                      INTERNATIONAL
                                                          FUND                  INCOME FUND                      EQUITY FUND
                                             --------------------------  ------------------------         ----------------------
                                              01/01/01-      01/01/00-   01/01/01-       01/01/00-        01/01/01-    01/01/00-
                                               6/30/01       12/31/00    6/30/01         12/31/00          6/30/01      12/31/00
                                             ---------     ----------    ---------      ---------         --------     ----------
Operations:
   Net Investment Income (Loss)               $   (87)      $    200      $    5          $     6         $    55        $    90
   Net Realized Gain (Loss) on Securities
     Sold and Foreign Currency Transactions     5,462          6,147         (57)              (3)           (819)          (452)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments             (7,262)       (2,545)          15               33            (483)          (290)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency
     and Translation of Other Assets and
     Liabilities in Foreign Currency               --            --           --               --             (23)            24
                                             --------      --------       ------          -------         -------        -------
   Net Increase (Decrease) in Net Assets
     from Operations                           (1,887)        3,802          (37)              36          (1,270)          (628)
                                             --------      --------       ------          -------         -------        -------
Distributions to Shareholders:

   Net Investment Income                          (19)         (166)          (5)              (6)             --             --
   Capital Gains                                   --        (4,619)          --               --              --         (2,945)
                                             --------      --------       ------          -------         -------        -------
   Total Distributions                            (19)       (4,785)          (5)              (6)             --         (2,945)
                                             --------      --------       ------          -------         -------        -------
Capital Transactions:
   Proceeds from Shares Issued                    636         1,006        1,615            1,812           5,352            611
   Reinvestment of Cash Distributions              19         4,785            5                6              --          2,945
   Cost of Shares Repurchased                  (7,050)      (36,916)        (138)             (74)         (5,525)        (6,279)
                                             --------      --------       ------          -------         -------        -------
   Increase (Decrease) in Net Assets from
     Capital Transactions                      (6,395)      (31,125)       1,482            1,744            (173)        (2,723)
                                             --------      --------       ------          -------         -------        -------
   Total Increase (Decrease) in Net Assets     (8,301)      (32,108)       1,440            1,774          (1,443)        (6,296)
                                             --------      --------       ------          -------         -------        -------
Net Assets:
   Beginning of Period                        101,964       134,072        1,784               10          11,972         18,268
                                             --------      --------       ------          -------         -------        -------
   End of Period                             $ 93,663      $101,964       $3,224          $ 1,784         $10,529        $11,972
                                             ========      ========       ======          =======         =======        =======
Shares Issued and Redeemed:
   Shares Issued                                   32            49          151              169             560             48
   Shares Issued in Lieu of Cash
     Distributions                                  3           223            1                1              --            287
   Shares Redeemed                               (367)       (1,793)         (13)              (7)           (576)          (490)
                                             --------      --------       ------          -------         -------        -------
   Net Share Transactions                        (332)       (1,521)         139              163             (16)          (155)
                                             ========      ========       ======          =======         =======        =======
Amounts designated as "--" are either $0 or have been rounded to $0.



------------------------------------------------------------------------------------------------------------------------------------




        MID-CAP                QUALITY GROWTH            SMALL CAP VALUE          VALUE INCOME               INVESTMENT GRADE
      EQUITY FUND               STOCK FUND                EQUITY FUND              STOCK FUND                     BOND FUND
 ---------------------    ----------------------    ----------------------   ----------------------       ---------------------
 01/01/01-   01/01/00-   01/01/01-     01/01/00-    01/01/01-    01/01/00-   01/01/01-    01/01/00-       01/01/01-    01/01/00-
 6/30/01     12/31/00    6/30/01       12/31/00     6/30/01      12/31/00    6/30/01      12/31/00        6/30/01      12/31/00
 ----------  --------    --------      ---------    ---------    ---------   ---------   ----------       --------    ---------

 $    11     $   (51)     $   --       $     1      $    79        $   168    $   421       $  1,512        $   485     $ 1,206

    (438)      3,331        (213)          (39)        (199)            60      2,289        (12,880)          (201)       (361)

   1,115      (3,604)         20           (65)       1,809          1,287     (2,107)        16,114            634         181



      --          --         --             --          --              --         --             --             --          --
 -------     -------      ------       -------      -------        -------    -------       --------        -------     -------

     688        (324)       (193)         (103)       1,689          1,515        603          4,746            918       1,026
 -------     -------      ------       -------      -------        -------    -------       --------        -------     -------


      --          --          --            (1)         (80)          (165)      (427)        (1,493)          (485)     (1,206)
      --      (2,878)         --            --           --             --         --         (5,919)            --          --
 -------     -------      ------       -------      -------        -------    -------       --------        -------     -------
      --      (2,878)         --            (1)         (80)          (165)      (427)        (7,412)          (485)     (1,206)
 -------     -------      ------       -------      -------        -------    -------       --------        -------     -------

     437         800         431         1,499          600            954      5,110          2,493            928       1,148
      --       2,878          --             1           80            165        427          7,412            485       1,206
  (1,679)     (7,506)        (80)          (17)        (454)        (3,003)    (6,002)       (41,386)        (1,062)     (7,017)
 -------     -------      ------       -------      -------        -------    -------       --------        -------     -------

  (1,242)     (3,828)        351         1,483          226         (1,884)      (465)       (31,481)           351      (4,663)
 -------     -------      ------       -------      -------        -------    -------       --------        -------     -------
    (554)     (7,030)        158         1,379        1,835           (534)      (289)       (34,147)           784      (4,843)
 -------     -------      ------       -------      -------        -------    -------       --------        -------     -------

  23,714      30,744       1,389            10       10,513         11,047     67,594        101,741         16,890      21,733
 -------     -------      ------       -------      -------        -------    -------       --------        -------     -------
 $23,160     $23,714      $1,547       $ 1,389      $12,348        $10,513    $67,305       $ 67,594        $17,674     $16,890
 =======     =======      ======       =======      =======        =======    =======       ========        =======     =======
      34          51          48           144           60            125        385            196             92         121
      --         181          --            --            8             21         34            612             49         126
    (133)       (472)         (9)          (1)          (47)          (379)      (460)        (3,323)          (107)       (737)
 -------     -------      ------       -------      -------        -------    -------       --------        -------     -------
     (99)       (240)         39           143           21           (233)       (41)        (2,515)            34        (490)
 =======     =======      ======       =======      =======        =======    =======       ========        =======     =======

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                                                                      DISTRIBUTIONS    DISTRIBUTIONS
                                                    NET        NET REALIZED AND         FROM NET          FROM           NET ASSET
                         NET ASSET VALUE,       INVESTMENT   UNREALIZED GAINS (LOSSES)  INVESTMENT       REALIZED        VALUE, END
                        BEGINNING OF PERIOD    INCOME (LOSS)     ON INVESTMENTS          INCOME      CAPITAL GAINS       OF PERIOD
                        -------------------    ------------- ------------------------ -------------  ---------------     -----------
CAPITAL APPRECIATION FUND
           2001*                 $20.02          $(0.02)         $(0.33)                $    --           $  --             $19.67
           2000                   20.27            0.03            0.65                   (0.03)           (0.90)            20.02
           1999                   20.04            0.04            1.65                   (0.04)           (1.42)            20.27
           1998                   17.27            0.07            4.54                   (0.08)           (1.76)            20.04
           1997                   13.06            0.10            4.63                   (0.10)           (0.42)            17.27
           1996                   10.66            0.12            2.40                   (0.12)              --             13.06
GROWTH AND INCOME FUND
           2001*                 $10.86          $ 0.02          $(0.23)                $ (0.02)           $  --            $10.63
           2000                   10.00            0.07            0.86                   (0.07)              --             10.86
           1999 (1)               10.00              --              --                      --               --             10.00
INTERNATIONAL EQUITY FUND
           2001*                 $10.36          $ 0.04          $(1.17)                $    --            $  --            $ 9.23
           2000                   13.93            0.08           (0.58)                     --             (3.07)           10.36
           1999                   13.05            0.03            1.11                   (0.07)            (0.19)           13.93
           1998                   11.87            0.10            1.17                   (0.01)            (0.08)           13.05
           1997                   10.16            0.03            1.68                      --               --             11.87
           1996 (2)               10.00            0.01            0.16                   (0.01)              --             10.16
MID-CAP EQUITY FUND
           2001*                 $13.30          $  --           $ 0.45                 $    --             $ --            $13.75
           2000                   15.20           (0.04)          (0.13)                     --             (1.73)           13.30
           1999                   13.56           (0.03)           1.90                      --             (0.23)           15.20
           1998                   13.97             --             0.70                      --             (1.11)           13.56
           1997                   11.86           (0.01)           2.64                   (0.01)            (0.51)           13.97
           1996                   10.27            0.06            1.59                   (0.06)              --             11.86
QUALITY GROWTH STOCK  FUND
           2001*                 $ 9.68          $   --          $(1.23)                $    --            $  --            $ 8.45
           2000                   10.00            0.02           (0.32)                  (0.02)              --              9.68
           1999 (1)               10.00              --              --                      --               --             10.00
SMALL CAP VALUE EQUITY FUND
           2001*                 $ 9.12          $ 0.07          $ 1.40                  $(0.07)           $  --            $10.52
           2000                    7.97            0.14            1.15                   (0.14)              --              9.12
           1999                    8.48            0.10           (0.51)                  (0.10)              --              7.97
           1998                    9.77            0.12           (1.30)                  (0.11)              --              8.48
           1997 (3)               10.00            0.03           (0.23)                  (0.03)              --              9.77
VALUE INCOME STOCK FUND
           2001*                 $13.06          $ 0.08          $ 0.05                  $(0.08)           $  --            $13.11
           2000                   13.23            0.26            0.98                   (0.26)            (1.15)           13.06
           1999                   15.08            0.29           (0.63)                  (0.29)            (1.22)           13.23
           1998                   15.21            0.27            1.02                   (0.28)            (1.14)           15.08
           1997                   12.41            0.28            3.02                   (0.28)            (0.22)           15.21
           1996                   10.67            0.23            1.74                   (0.23)              --             12.41
INVESTMENT GRADE BOND FUND
           2001*                 $ 9.69          $ 0.28          $ 0.25                  $(0.28)           $  --            $ 9.94
           2000                    9.73            0.62           (0.04)                  (0.62)              --              9.69
           1999                   10.58            0.56           (0.73)                  (0.56)            (0.12)            9.73
           1998                   10.19            0.54            0.39                   (0.54)              --             10.58
           1997                    9.92            0.58            0.27                   (0.58)              --             10.19
           1996                   10.25            0.54           (0.33)                  (0.54)              --              9.92

 *  For the six month period ended June 30, 2001. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on December 30, 1999. All ratios for the period have been annualized.
(2) Commenced operations on November 7, 1996. All ratios for the period have been annualized.
(3) Commenced operations on October 22, 1997. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.


------------------------------------------------------------------------------------------------------------------------------------





                                                                                           RATIO OF
                                                     RATIO OF          RATIO OF        NET INVESTMENT
                                    RATIO OF       NET INVESTMENT      EXPENSES TO     INCOME (LOSS) TO
                  NET ASSETS,     EXPENSES TO      INCOME (LOSS)   AVERAGE NET ASSETS  AVERAGE NET ASSETS  PORTFOLIO
       TOTAL          END OF        AVERAGE         TO AVERAGE    (EXCLUDING WAIVERS  (EXCLUDING WAIVERS    TURNOVER
      RETURN+    PERIOD (000)      NET ASSETS       NET ASSETS    AND REIMBURSEMENTS)  AND REIMBURSEMENTS)   RATE
     --------    -----------     ------------      -------------  ------------------   ------------------  ---------
        (1.73)%    $ 93,663             1.15%          (0.18)%           1.41%              (0.44)%           48%
         3.07       101,964             1.15            0.17             1.38               (0.06)           105
         8.73       134,072             1.15            0.20             1.36               (0.01)           168
        28.97       105,560             1.15            0.43             1.41                0.17            219
        36.54        61,877             1.15            0.70             1.60                0.25            196
        23.75        25,189             1.15            1.15             2.43               (0.13)           148

        (1.94)%     $ 3,224             1.20%           0.45%            3.87%              (2.22)%           12%
         9.32         1,784             1.20            0.69             8.04               (6.15)            34
           --            10             1.20              --             1.20                  --             --

       (10.91)%    $ 10,529             1.60%           1.03%            2.38%               0.25%            35%
        (3.43)       11,972             1.60            0.64             2.08                0.16            126
         8.81        18,268             1.60            0.42             1.99                0.03            207
        10.80        18,926             1.60            0.63             2.07                0.16            129
        16.84        13,847             1.60            0.41             2.93               (0.92)            99
         1.70           995             1.60            1.83            31.39              (27.96)            --

         3.38%     $ 23,160             1.15%           0.10%            1.61%              (0.36)%           55%
        (2.93)       23,714             1.15           (0.18)            1.56               (0.59)           106
        14.00        30,744             1.15           (0.20)            1.50               (0.55)           122
         7.16        31,075             1.15           (0.29)            1.53               (0.67)            92
        22.23        23,913             1.15           (0.07)            1.77               (0.69)           139
        16.05        14,294             1.15            0.58             2.79               (1.06)           140

       (12.69)%    $  1,547             1.30%           0.01%            5.60%              (4.29)%           68%
        (3.03)        1,389             1.30            0.09            11.54              (10.15)            30
           --            10             1.30              --             1.30                  --             --

        16.16%     $ 12,348             1.20%           1.42%            1.85%               0.77%            29%
        16.37        10,513             1.20            1.69             1.96                0.93             72
        (4.78)       11,047             1.20            1.23             1.83                0.60             63
       (12.18)       13,145             1.20            1.23             1.89                0.54             49
        (2.05)        7,563             1.20            1.62             2.66                0.16              4

         1.05%     $ 67,305             0.95%           1.29%            1.11%               1.13%            41%
        10.43        67,594             0.95            2.01             1.06                1.90             72
        (3.00)      101,741             0.95            1.95             0.96                1.94             80
         9.69        98,759             0.95            1.90             1.11                1.74             76
        26.82        72,747             0.95            2.09             1.23                1.81            105
        18.64        31,216             0.95            2.45             1.95                1.45             80

         5.47%     $ 17,674             0.75%           5.62%            1.27%               5.10%            97%
         6.32        16,890             0.75            6.54             1.26                6.03            123
        (1.67)       21,733             0.75            5.56             1.19                5.12            243
         9.38        19,236             0.75            5.19             1.34                4.60            183
         8.84         9,902             0.75            5.81             1.58                4.98            219
         2.29         8,039             0.75            5.54             2.78                3.51            303


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


1. Organization:

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eight funds (each referred to as a "Fund" or collectively as the "Funds"): the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Value Equity Fund, the Value Income Stock Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with accounting principles generally accepted in the United States.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are valued at the last quoted sales price, if readily available for such equity securities, on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price.

     Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     Securities for which market quotations are not readily available, of which there are none as of June 30, 2001, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------
                                                                       UNAUDITED



     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares. The offering price per share for the shares of the Funds is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     o market value of investment securities, assets and liabilities at the current rate of exchange; and

     o purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Capital Appreciation Fund, the Growth and Income Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Value Equity Fund and the Value Income Stock Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     OTHER -- Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     AUDIT GUIDE IMPLEMENTATION -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. Administration and Distribution Agreements:
The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended November 19, 1997 and March 1, 1999. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2001


combined average daily net assets of the Trust and the STI Classic Funds) of:
0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion, and 0.06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SEI Investments Distribution Co. ("the Distributor") are parties to a Distribution Agreement dated August 18, 1995. The Distributor receives no fees for its services under this agreement.

4. Investment Advisory Agreement:

Investment advisory services are provided to the Trust by Trusco Capital Management, Inc. ("Trusco"). Under the terms of the investment advisory agreement, Trusco is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of 1.15%, 0.90%, 1.25%, 1.15%, 1.00%, 1.15%,
0.80%, and 0.74% of the average daily net assets of the Capital Appreciation Fund, Growth and Income Fund, International Equity Fund, Mid-Cap Equity Fund, Quality Growth Stock Fund, Small Cap Value Equity Fund, Value Income Stock Fund, and Investment Grade Bond Fund, respectively. Trusco has agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses.

Effective June 30, 2000, SunTrust Banks, Inc. reorganized all of the investment management functions of its three institutional money management units, including SunTrust Bank, into Trusco Capital Management, Inc.

SunTrust Bank acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Transactions with Affiliates:


Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services the Distributor received $3,379 for the period ended June 30, 2001.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the six month period ended June 30, 2001, were as follows:

                                                    U.S. GOVT.    U.S. GOVT.
                              PURCHASES    SALES    PURCHASES      SALES
                                (000)      (000)      (000)        (000)
                              --------    --------  ----------   ---------
Capital Appreciation Fund     $ 44,283    $45,586    $  --        $   --
Growth and Income Fund           1,425        266       --            --
International Equity Fund        3,738      4,666       --            --
Mid-Cap Equity Fund             11,753     12,999       --            --
Quality Growth Stock Fund        1,285        951       --            --
Small Cap Value Equity Fund      3,550      3,156       --            --
Value Income Stock Fund         25,276     25,836       --            --
Investment Grade Bond Fund       6,672      8,586    9,254         7,521

--------------------------------------------------------------------------------
                                                                       UNAUDITED



At June 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at June 30, 2001 were as follows:

                                                           NET UNREALIZED
                               APPRECIATED   DEPRECIATED     APPRECIATION
                               SECURITIES    SECURITIES    (DEPRECIATION)
                                  (000)         (000)          (000)
                               ----------    ----------    --------------
Capital Appreciation Fund ..... $18,206       $ (3,228)       $14,978
Growth and Income Fund ........     293           (245)            48
International Equity Fund .....     730         (1,257)          (527)
Mid-Cap Equity Fund ...........   4,133         (2,227)         1,906
Quality Growth Stock Fund .....     104           (149)           (45)
Small Cap Equity Fund .........   2,188           (407)         1,781
Value Income Stock Fund .......   8,352         (1,655)         6,697
Investment Grade Bond Fund ....     300           (106)           194

7. Concentration of Credit Risk:

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

Investment Adviser:

Trusco Capital Management, Inc.

STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Variable Trust Fund will achieve its investment objective. The STI Classic Variable Trust Funds are advised by Trusco Capital Management, Inc., an affiliate of SunTrust Banks, Inc.

Distributor:
SEI Investments Distribution Co.


This information must be preceded or
accompanied by a current prospectus for
each fund described.